Summary Prospectus Supplement	May 12, 2017

Putnam Global Utilities Fund
Summary Prospectus dated December 30, 2016

The section Your fund's management is supplemented to reflect that the fund’s portfolio manager is now William Rives, who joined the fund in May 2017 and is a Portfolio Manager, Analyst.

306707– 05/17